Net Operating Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Net Operating Revenue [Abstract]
Schedule of Net Operating Revenue	Below is a summary of net operating revenue for the six-month periods ended June 30, 2024, and 2023:
	June 30, 2024	June 30, 2023
Gross operating revenue	98,582	89,195
Revenue deductions:
Cancellations and returns	(828)	(1,242)
Taxes on services	(5,600)	(6,006)
Total revenue deductions	(6,428)	(7,248)
Net operating revenue	92,154	81,947

Schedule of Disaggregation of Net Operating Revenue	Disaggregation of net operating revenue for the six-month periods ended June 30, 2024, and 2023, is as follows:
	June 30, 2024	June 30, 2023
Platform subscription service	89,651	77,690
Cancellations, returns and taxes on services	(5,735)	(6,308)
Revenue from platform subscription service	83,916	71,382
Data analytics service	4,272	7,080
Cancellations, returns and taxes on services	(488)	(789)
Revenue from data analytics service	3,784	6,291
Set-up and service	4,146	4,316
Cancellations, returns and taxes on services	(173)	(382)
Revenue from set-up and service	3,973	3,934
Other revenue	510	361
Cancellations, returns and taxes on services	(29)	(21)
Other revenue	481	340
Total net operating revenue	92,154	81,947

Schedule of Contract Asset Activity	The contract asset activity as of June 30, 2024, and December 31, 2023, is as follows:
At January 1, 2023	2,272
Decrease from transfers to accounts receivable	(2,272)
Increase from changes based on work in progress	4,862
At December 31, 2023	4,862
Decrease from transfers to accounts receivable	(233)
At June 30, 2024	4,629

Schedule of Deferred Revenue Activity	The deferred revenue activity as of June 30, 2024, and December 31, 2023, is as follows:
At January 1, 2023	3,821
Increase in deferred revenue in the current year	9,845
Revenue recognized during the current year	(10,521)
At December 31, 2023	3,145
Increase in deferred revenue in the current year	10,386
Revenue recognized during the current year	(9,812)
At June 30, 2024	3,719